JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
July 20, 2009
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 28 to its Registration Statement under the 1940 Act (“Amendment No. 26”).
Amendment No. 26 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to become effective 75 days after filing. The purpose of this filing is to register the Global High Yield Fund and Multi Class Sector Bond Fund, each a new series of the Trust.
If you have any questions or comments, please call me at 617-663-3872. In my absence, please call David Barr at (617) 663-3241.
Sincerely,
/s/Kinga Kapuscinski
Kinga Kapuscinski
Counsel